SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Property, Plant, and Equipment [Line Items]
Subtotal	$ 358,672
Less: accumulated depreciation	(18,930)
Property and equipment, net	339,742
Electronic Equipment [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	$ 358,672